EARNINGS PER SHARE - ANTIDILUTIVE SECURITIES (DETAILS) (Stock Options [Member]) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding stock options not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive, approximately	93	101	92